Shareholder Report, Line Graph (Details) 190548_Baird Aggregate Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class Shares | BAGIX
Accumulated Value	$ 11,838	$ 11,622	$ 10,920	$ 12,603	$ 12,790	$ 11,774	$ 10,754	$ 10,787	$ 10,352	$ 10,000	$ 12,709
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199